REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 5,150	$ 7,068	$ 10,143	$ 13,074
Finance and interest income	254	291	527	579
Rents and other income on operating lease	174	208	369	371
Finance, interest and other income	428	499	896	950
Total Revenues	5,578	7,567	11,039	14,024
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	4,946	6,808	9,701	12,565
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	126	159	282	304
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 78	$ 101	$ 160	$ 205